CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning balance (in shares) at Mar. 31, 2021		2,846
Beginning balance at Mar. 31, 2021	$ (199,936)	$ 28	$ 606,973	$ (806,081)	$ (856)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	38,355			38,355
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(567)				(567)
Shares issued under employee stock purchase plan (in shares)		19
Stock Issued During Period, Value, Employee Stock Purchase Plan	1,762	$ 0	1,762
Shares issued under employee incentive plans, net (in shares)		115
Stock Issued During Period, Value, Employee Benefit Plan	0	$ 1	(1)
Shares issued in connection with business acquisition (in shares)		41
Stock Issued During Period, Value, Acquisitions	2,818	$ 1	2,817
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 13,829		13,829
Ending balance (in shares) at Mar. 31, 2022	3,021	3,021
Ending balance at Mar. 31, 2022	$ (143,739)	$ 30	625,380	(767,726)	(1,423)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(18,368)			(18,368)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(158)				(158)
Shares issued under employee stock purchase plan (in shares)		30
Stock Issued During Period, Value, Employee Stock Purchase Plan	897	$ 1	896
Shares issued under employee incentive plans, net (in shares)		109
Stock Issued During Period, Value, Employee Benefit Plan	0	$ 1	(1)
Shares issued in connection with rights offering, net (in shares)		1,500
Stock Issued During Period, Value, New Issues	66,249	$ 15	66,234
Shares issued in connection with business acquisition (in shares)		18
Stock Issued During Period, Value, Acquisitions	0	$ 0	0
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 10,750		10,750
Ending balance (in shares) at Mar. 31, 2023	4,678	4,678
Ending balance at Mar. 31, 2023	$ (84,369)	$ 47	703,259	(786,094)	(1,581)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(12,473)			(12,473)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(471)				(471)
Shares issued under employee incentive plans, net (in shares)		97
Stock Issued During Period, Value, Employee Benefit Plan	0	$ 1	(1)
Adjustments to Additional Paid in Capital, Warrant Issued, Net	49		49
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	2,831		2,831
Ending balance (in shares) at Sep. 30, 2023		4,775
Ending balance at Sep. 30, 2023	$ (94,433)	$ 48	706,138	(798,567)	(2,052)
Beginning balance (in shares) at Mar. 31, 2023	4,678	4,678
Beginning balance at Mar. 31, 2023	$ (84,369)	$ 47	703,259	(786,094)	(1,581)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(41,286)			(41,286)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(612)				(612)
Shares issued under employee incentive plans, net (in shares)		114
Stock Issued During Period, Value, Employee Benefit Plan	0	$ 1	(1)
Adjustments to Additional Paid in Capital, Warrant Issued, Net	49		49
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 4,720		4,720
Ending balance (in shares) at Mar. 31, 2024	4,792	4,792
Ending balance at Mar. 31, 2024	$ (121,498)	$ 48	708,027	(827,380)	(2,193)
Beginning balance (in shares) at Jun. 30, 2023		4,684
Beginning balance at Jun. 30, 2023	(91,321)	$ 47	705,200	(795,236)	(1,332)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(3,331)			(3,331)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(720)				(720)
Shares issued under employee incentive plans, net (in shares)		91
Stock Issued During Period, Value, Employee Benefit Plan	0	$ 1	(1)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	939		939
Ending balance (in shares) at Sep. 30, 2023		4,775
Ending balance at Sep. 30, 2023	$ (94,433)	$ 48	706,138	(798,567)	(2,052)
Beginning balance (in shares) at Mar. 31, 2024	4,792	4,792
Beginning balance at Mar. 31, 2024	$ (121,498)	$ 48	708,027	(827,380)	(2,193)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(34,347)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	801
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 1,640		1,640
Ending balance (in shares) at Sep. 30, 2024	4,792	4,792
Ending balance at Sep. 30, 2024	$ (153,404)	$ 48	709,667	(861,727)	(1,392)
Beginning balance (in shares) at Jun. 30, 2024		4,792
Beginning balance at Jun. 30, 2024	(141,252)	$ 48	708,951	(848,200)	(2,051)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(13,527)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	659
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 716		716
Ending balance (in shares) at Sep. 30, 2024	4,792	4,792
Ending balance at Sep. 30, 2024	$ (153,404)	$ 48	$ 709,667	$ (861,727)	$ (1,392)